CAPITAL AND RESERVES	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
CAPITAL AND RESERVES
15.	CAPITAL AND RESERVES

	June 30, 2025			December 31, 2024
	Number of Class A shares	Number of Class B shares	$	Number of Class A shares	Number of Class B shares	$
Issued and fully paid:
Shares
As at the beginning of period/year	36,097,550	5,000,000	5,280,406	33,300,000	5,000,000	3,564,150
Issuance of class A shares for business combination	8,400,000	-	13,376,000	1,125,000	-	4,500,000
Issuance of class A shares for assets acquisition	4,000,000	-	5,760,000	-	-	-
Issuance of class A shares to employees (2024 Share incentive plan)	2,150,000	-	-	2,400,000	-	-
Issuance of class A shares to individual consultants	-	-	-	900,000	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	-			205,250
Transfer shares from treasury shares	64,816	-	25,243	-	-	-
Share Repurchase	-	-	-	(1,832,700)
Offering costs	-	-	-	-	-	(2,783,744)
As at end of period/year	50,712,366	5,000,000	24,441,649	36,097,550	5,000,000	5,280,406

Holders of class A shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The holder of class B shares is not entitled to dividends as declared from time to time and is entitled to twenty (20) vote per share at general meeting of the Company.

During the six months ended June 30, 2025, the Group completed a series of transactions to acquire interests in several subsidiaries and asset groups pursuant to their respective share purchase agreements (“SPAs”) and asset purchase agreements (Note 10 and Note 11). In connection with these acquisitions, YY Group Holding Limited issued an aggregate 12,400,000 Class A ordinary shares, with no par value, representing total fair value consideration of $19,136,000 based on the respective market prices at the acquisition dates and contributing $19,136,000 to equity. In addition, the Company transferred 9,260 Class A ordinary shares from treasury shares, with a historical cost of $0.7084 per share, in relation to the acquisition of Mediaplus Venture Group Pte. Ltd.

In February, 2025, a total of 2,150,000 Class A ordinary shares under its 2024 Share Incentive Plan to certain employees as compensation for their past service. This issuance, highlights the company’s commitment to rewarding employee loyalty and could improve staff retention, potentially impacting the company’s operational efficiency and market competitiveness.

On April 11, 2025, the Company transferred 55,556 Class A ordinary shares from treasury shares to a shareholder, for total consideration of $1, resulting in a loss of $39,354, based on the historical unit cost of $0.7084 per share.

ii)	Nature and purpose of reserves

a)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b)	Share-based compensation reserves

Share-based compensation reserves represent the equity set aside for stock-based payments to employees, executives, and external consultants. These reserves arise when a company grants shares or stock options as part of its compensation strategy, recording them as an expense with a corresponding increase in equity. The primary purpose of share-based compensation reserves is to attract, retain, and incentivize key personnel while aligning their interests with the company’s long-term growth. Additionally, it helps preserve cash by offering equity instead of cash payments and serves as a performance-based reward system. Companies also use these reserves to compensate external consultants or advisors, supporting business development and strategic initiatives.

c)	Treasury Shares reserve

On April 11, 2025, the Company transferred 55,556 Class A ordinary shares from treasury shares to a shareholder, Qin Qin, for total consideration of $ 1, resulting in a loss of $ 39,354 based on the historical unit cost of $ 0.7084 per share. On the same date, the Company also transferred 9,260 Class A ordinary shares from treasury shares as part of the purchase consideration for the acquisition of Mediaplus Venture Group Pte. Ltd., representing a total consideration of SGD 25,000 (equivalent to $19,596).